1. Business	11 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
1. Business

NOTE 1 – Business

D&C Distributors, LLC (“the Company”) was formed under the laws of the State of California on January 29, 2013. The Company is a wholesaler of proprietary polypropylene containers used for controlled dispensing and storage of pharmaceuticals and medicine.